FINANCIAL INSTRUMENTS HELD, AT FAIR VALUE	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS HELD, AT FAIR VALUE	3. FINANCIAL INSTRUMENTS HELD, AT FAIR VALUE
	As of December 31,
	2024	2025
	HK$	HK$

Financial instruments held, at fair value:
Equity securities listed in Hong Kong	1,254	1,692